NON-CONTROLLING INTERESTS - Narrative (Details) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Non Controlling Interest [Line Items]
Dividends paid | $		$ 40	$ 37	$ 29
Redeemable and exchangeable partnership units, exchange ratio		1
Number of shares outstanding (in shares)		6,000,000.0
Total cost of shares repurchased and cancelled | $		$ 34	52	43
Distributions paid | $		$ 25	$ 28	27
Neoen
Non Controlling Interest [Line Items]
Ownership Interest			47.00%
Percentage of voting equity interests acquired			53.00%
Perpetual subordinated notes
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		30,400,000
Non-controlling interests | $		$ 737	$ 737
Non-controlling interest
Non Controlling Interest [Line Items]
Distributions | $		$ 713	667	622
BEPC Exchangeable Participating Noncontrolling Interests Holding Subsidiaries
Non Controlling Interest [Line Items]
Number of shares redeemed (in shares)		0
Participating non-controlling interests – in operating subsidiaries
Non Controlling Interest [Line Items]
Non-controlling interests | $		$ 24,164	26,168
Participating non-controlling interests – in operating subsidiaries | Neoen | Bottom of range
Non Controlling Interest [Line Items]
Interests held by third parties	2.00%
BRELP | Non-controlling interest
Non Controlling Interest [Line Items]
Dividends recognized as distributions to owners per share (in dollars per share) | $ / shares		$ 0.2253
Incentive distribution, percent		25.00%
Brookfield and co-investors
Non Controlling Interest [Line Items]
Dividends paid | $		$ 2,836	891	870
Non-controlling interests | $		24,164	26,168	18,863	$ 14,755
Brookfield and co-investors | Neoen
Non Controlling Interest [Line Items]
Non-controlling interests | $	$ 194
GP interests | Non-controlling interest
Non Controlling Interest [Line Items]
Distributions | $		$ 151	$ 134	116
Number of shares outstanding (in shares)		4,000,000.0	4,000,000.0
Non-controlling interests | $		$ 52	$ 50
GP interests | Incentive distribution
Non Controlling Interest [Line Items]
Distributions | $		$ 145	$ 128	$ 111
LP Units
Non Controlling Interest [Line Items]
Maximum units for normal course issuer bid (in shares)		15,296,104
Authorized shares as a percentage of issued and outstanding shares		5.00%
LP Units | Non-controlling interest
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		306,000,000.0	285,200,000
LP Units | BRELP | Non-controlling interest
Non Controlling Interest [Line Items]
Dividends recognized as distributions to owners per share (in dollars per share) | $ / shares		$ 0.20
Incentive distribution, percent		15.00%
Redeemable Exchangeable Partnership Units GP Units
Non Controlling Interest [Line Items]
Ownership percentage		25.00%
Exchangeable shares
Non Controlling Interest [Line Items]
Maximum units for normal course issuer bid (in shares)		7,244,255
Exchangeable shares | TerraForm Power
Non Controlling Interest [Line Items]
Number of shares exchanged (in shares)		36,058	10,675
Exchangeable shares | Non-controlling interest
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		179,604,793	179,640,851
Ordinary shares
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		305,987,962	285,180,371
Ordinary shares | TerraForm Power
Non Controlling Interest [Line Items]
Payments for shares exchanged | $		$ 1	$ 1
Redeemable/exchangeable partnership units | Non-controlling interest
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		194,487,939	194,487,939
Class A.2 Exchangeable Shares | Non-controlling interest
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		3,977,260	3,977,260
Class A Preference Shares
Non Controlling Interest [Line Items]
Percent of public float allowable for repurchase		10.00%
Repurchase of shares (in shares)		0	0
Series 1 (C$136)
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		8,370,000
Non-controlling interests | $		$ 152	$ 119
Series 2 (C$113)
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		1,590,000
Non-controlling interests | $		$ 29	$ 54
Class A Preference Series 1 Units
Non Controlling Interest [Line Items]
Redeemable and exchangeable partnership units, exchange ratio		1
Preferred limited partners distribution		5.203%
Number of shares converted (in shares)		1,619
Quarterly Distributions, Period		5 years
Class A Preference Series 2 Units
Non Controlling Interest [Line Items]
Redeemable and exchangeable partnership units, exchange ratio		1
Preferred limited partners distribution		5.27%
Number of shares converted (in shares)		1,524,396
Quarterly Distributions, Period		3 months
Brookfield Asset Management
Non Controlling Interest [Line Items]
Ownership percentage		47.00%
Number of shares outstanding (in shares)		320,608,493
Brookfield Asset Management | Ordinary shares
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		81,306,719	74,339,049
Brookfield Asset Management | Ownership interest in BRELP | GP interests
Non Controlling Interest [Line Items]
Ownership percentage		0.01%